Note 8 - Cash, Cash equivalents in central banks and other demand deposits and Financial liabilities measured at amortized cost	6 Months Ended
Jun. 30, 2018
Cash, Cash balances at central banks and other demand deposits and Financial liabilities measured at amortized cost
Disclosure of Cash, cash balances at central banks and other demand deposits and financial liabilities measured at amortized cost.

Cash and cash balances at central banks and other demands deposits

The breakdown of the balance under the heading “Cash and cash balances at central banks and other demands deposits” in the accompanying consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of euros)
	June 2018	December 2017
Cash on hand	5,370	6,220
Cash balances at central banks	25,184	31,718
Other demand deposits	6,725	4,742
Total	37,279	42,680